Unsecured Debt - Schedule of Annual Maturities of Debt (Details) - USD ($) $ in Millions	Nov. 30, 2019	Nov. 30, 2018
Debt Disclosure [Abstract]
2020	$ 1,827
2021	1,915
2022	1,352
2023	2,234
2024	680
Thereafter	3,627
Total Debt	$ 11,634	$ 10,394